Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross		$ 71,017	$ 69,392
Less: Accumulated depreciation and amortization		(25,348)	(20,944)
Property and equipment, net		45,669	48,448
Land [Member]
Property and equipment, gross		10,366	10,366
Building and Improvements Including Leasehold Improvements [Member]
Property and equipment, gross		41,890	41,213
Furniture and Equipment [Member]
Property and equipment, gross		14,753	13,565
Company Vehicles and Rental Units [Member]
Property and equipment, gross		3,612	3,980
Construction in Progress [Member]
Property and equipment, gross		396	$ 268
Successor [Member]
Property and equipment, gross	$ 73,713
Less: Accumulated depreciation and amortization	(269)
Property and equipment, net	73,444
Successor [Member] | Land [Member]
Property and equipment, gross	13,775
Successor [Member] | Building and Improvements Including Leasehold Improvements [Member]
Property and equipment, gross	50,907
Successor [Member] | Furniture and Equipment [Member]
Property and equipment, gross	3,491
Successor [Member] | Company Vehicles and Rental Units [Member]
Property and equipment, gross	4,847
Successor [Member] | Construction in Progress [Member]
Property and equipment, gross	$ 693
Predecessor [Member]
Property and equipment, gross		71,017
Less: Accumulated depreciation and amortization		(25,348)
Property and equipment, net		45,669
Predecessor [Member] | Land [Member]
Property and equipment, gross		10,366
Predecessor [Member] | Building and Improvements Including Leasehold Improvements [Member]
Property and equipment, gross		41,890
Predecessor [Member] | Furniture and Equipment [Member]
Property and equipment, gross		14,753
Predecessor [Member] | Company Vehicles and Rental Units [Member]
Property and equipment, gross		3,612
Predecessor [Member] | Construction in Progress [Member]
Property and equipment, gross		$ 396